Per Share Amounts	12 Months Ended
Dec. 31, 2017
Earnings per share [abstract]
Per Share Amounts
PER SHARE AMOUNTS
The weighted-average number of common shares outstanding (basic and diluted) for the year ended December 31, 2017 was 72,205,369 (2016 - 72,205,369). These outstanding share amounts were used to calculate loss per share in the respective periods.
In determining diluted loss per share, the Company assumes that the proceeds received from the exercise of “in-the-money” stock options are used to repurchase common shares at the average market price. In calculating the weighted-average number of diluted common shares outstanding for the year ended December 31, 2017, the Company excluded 4,958,553 stock options (2016 – 4,576,100) as their exercise price was greater than the average common share market price in the year.
The convertible debentures were considered dilutive in any period in which earnings per share were reduced by the effect of adjusting net earnings for the impact of the convertible debentures, and adjusting the weighted-average number of shares outstanding for the potential shares issuable on conversion of the convertible debentures.